Offerings - Offering: 1	Jan. 30, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	537,034
Proposed Maximum Offering Price per Unit | $ / shares	0.27385
Maximum Aggregate Offering Price	$ 147,066.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 20.31
Offering Note	Calculated solely for purposes of this offering under Rules 457(c) and 457(h) of the Securities Act of 1933, as amended (the “Securities Act”), on the basis of the average of the high and low prices per share of Azitra, Inc.’s (the “Registrant”) common stock on January 26, 2026 as reported by NYSE American.Represents an additional 537,034 shares, not previously registered, of the Registrant’s common stock that may be issued under the Azitra, Inc. 2023 Stock Incentive Plan (the “2023 Plan”), which was recommended by the Registrant’s Board of Directors and approved by the Registrant’s stockholders on November 20, 2024. The amount registered represents shares of common stock that were added to the shares reserved for future issuance under the 2023 Plan on January 1, 2026, pursuant to an evergreen provision contained in the 2023 Plan. Pursuant to such provision, the number of shares reserved for issuance under the 2023 Plan will automatically increase on January 1st of each year for a period of 10 years commencing on January 1, 2026 and ending on (and including) January 1, 2035, in an amount equal to 5% of the total number of shares of the Registrant’s common stock outstanding on December 31st of the preceding calendar year, except that, before the first day of any calendar year, the Registrant’s board of directors may determine that there shall be no increase in the share reserve for such calendar year or that the increase in the share reserve for such calendar year shall be a lesser number of shares of common stock. Pursuant to Rule 416(a) promulgated under the Securities Act, this registration statement shall also cover any additional shares of Registrant’s common stock that become issuable under the 2023 Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Registrant’s common stock, as applicable.